Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 127,030	$ 35,517	$ 9,935
Prepaid expenses and other current assets	1,221	224	389
Tax incentive receivable	1,218	1,617
Total current assets	129,469	37,358	10,324
Tax incentive receivable			630
Property and equipment, net	69	37	32
Other assets	98	743
Total assets	129,636	38,138	10,986
Current liabilities:
Accounts payable	1,052	2,015	1,231
Accrued expenses	9,885	900	1,699
Notes payable, current	684
Total current liabilities	11,621	2,915	2,930
Notes payable, net of discount, long-term	6,819
Total liabilities	18,440	2,915	2,930
Commitments and contingencies
Redeemable convertible preferred stock (Series A, B, C, D and E),		103,797	62,785
Stockholders' equity (deficit):
Preferred stock
Common stock	23	1	1
Additional paid-in capital	205,627	332	150
Accumulated deficit	(94,454)	(68,907)	(54,880)
Total stockholders' deficit	111,196	(68,574)	(54,729)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 129,636	$ 38,138	$ 10,986